Intangible Assets, Net	12 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 7 — Intangible assets, net

Intangible assets consisted of the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Software	$12,940,000	$12,940,000	$1,650,089
Less: accumulated amortization	(651,002)	(2,519,006)	(321,219)
Total	$12,288,998	$10,420,994	$1,328,870

Amortization expense for intangible assets for the years ended June 30, 2026, 2025 and 2024 amounted to HKD1,868,004 (US$238,205), HKD651,002 and HKD Nil, respectively.

The table below presents the estimated future amortization expense of intangible assets as of June 30, 2026:

Years ending June 30,	Amount (HKD)	Amount (US$)
2027	$1,868,004	$238,205
2028	1,868,004	238,205
2029	1,868,004	238,205
2030	1,416,982	180,692
2031+	3,400,000	433,563
Total	$10,420,994	$1,328,870